Maxim MFS International Value Portfolio
Portfolio Summary Maxim MFS International Value Portfolio
Investment Objective
The Portfolio seeks long-term capital growth.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan, or college savings program. If reflected, the expenses shown would be higher.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Maxim MFS International Value Portfolio	Initial Class	Class L
Management Fees	1.00%	1.00%
Distribution (12b-1) Fees	none	0.25%
Other Expenses	0.18%	0.18%
Total Annual Portfolio Operating Expenses	1.18%	1.43%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Maxim MFS International Value Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Initial Class	120	375	649	1,432
Class L	146	452	782	1,713

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 32.24% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. Under normal circumstances, the Portfolio will invest primarily in companies located outside the U.S., including those in emerging markets. The Sub-Adviser may invest a relatively large percentage of the Portfolio's assets in issuers in a single country, a small number of countries, or a particular geographic region. The Sub-Adviser may invest the Portfolio's assets in companies of any size.

The Portfolio generally focuses on investing its assets in the stocks of companies that the Sub-Adviser believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures. The Sub-Adviser uses a bottom-up investment approach to buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their current financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer's earnings, cash flows, competitive position, and management ability. Quantitative models that systematically evaluate an issuer's valuation, price and earnings momentum, earnings quality, and other factors may also be considered.

The Portfolio may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; credit default swaps and credit default swap indices; and interest rate or currency swaps. The Portfolio may use derivatives for any of the following purposes: as a substitute for buying and selling securities; to hedge against the economic impact of adverse changes in the market value of its portfolio securities due to changes in stock market prices, currency exchange rates or interest rates; or to enhance the Portfolio's return as a non-hedging strategy that may be considered speculative.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Value Stock Risk - The value investing approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Sector Risk - Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk – Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which the Portfolio invests will have a significant impact on the performance of the Portfolio.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Depositary Receipts Risk - Depositary receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as, currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency.

Investment Style Risk – Returns from foreign stocks and/or value stocks may trail returns from the overall stock market.

Derivative Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the performance of the Portfolio's Initial Class for the last ten calendar years and comparing its average annual total return to the performance of two broad based securities market indices. Class L shares performance would be lower than Initial Class performance because of the 12b-1 fees applicable to Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	June 2009	26.36%
Worst Quarter	December 2008	-30.24%

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns - Maxim MFS International Value Portfolio		One Year	Five Years	Ten Years
Initial Class		9.21%	(0.81%)	2.84%
Class L	[1]	9.21%	(0.81%)	2.84%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)		8.21%	2.94%	3.94%
MSCI EAFE Value Index (reflects no deduction for fees, expenses or taxes)		3.81%	1.96%	4.72%
[1]	Class L shares are new and had not commenced operations as of the date of this Prospectus. For the periods prior to the commencement of operations of Class L shares, the performance information shown above is for the Portfolio's Initial Class shares and has not been adjusted to reflect the expenses of the Class L shares. Initial Class and Class L shares invest in the same portfolio of securities and will have substantially similar annual returns, except to the extent that the expenses borne by each share class differ. Class L shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets).